Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss for the year	$ (3,129,368)	$ (3,763,075)	$ (3,511,667)
Items not affecting cash
Depreciation	19,564	24,199	28,277
Impairment of exploration and evaluation assets		501,620
Amortization of right-of-use assets	121,432	121,432
Arrangement fee on gold loan payable		50,000
Interest, accretion and standby fees on gold loan payable	371,250	216,918
Unrealized (gain) loss on derivative financial liabilities	(44,049)	66,631
Unrealized gain on gold in trust	(199,379)	(236,217)
Realized gain on sale of gold in trust	(19,413)	(200,932)
Unrealized foreign exchange gain on gold loan payable	(81,331)	(102,104)
Unrealized foreign exchange loss on gold in trust	21,017	73,937
Share-based payments	1,784,500	933,120	1,308,740
Accounts receivable and prepaid expenses	(14,291)	243,699	(35,453)
Trade and other payables	(83,294)	178,447	290,182
Net cash used in operating activities	(1,253,362)	(1,892,325)	(1,919,921)
Investing activities
Deposits on mill equipment			(7,694,900)
Property, plant and equipment – purchase	(6,783)	(427,597)	(802,804)
Exploration and evaluation assets – costs	(1,750,935)	(3,324,173)	(9,674,048)
Net cash used in investing activities	(1,757,718)	(3,751,770)	(18,171,752)
Financing activities
Issuance of shares, net of share issue costs	3,850,209		8,838,441
Options exercised	158,090		16,560
Share issue costs on cashless exercise of options (Note 9(d))	(40,157)		(17,282)
Share issue costs (Note 9(b))	(40,990)
Warrants exercised	10,000
Net proceeds on gold in trust	818,360	1,577,704
Repayment of lease liabilities	(121,948)	(101,975)
Net cash from financing activities	4,633,564	1,475,729	8,837,719
Change in cash and cash equivalents	1,622,484	(4,168,366)	(11,253,954)
Cash and cash equivalents, beginning of year	912,214	5,080,580	16,334,534
Cash and cash equivalents, end of year	$ 2,534,698	$ 912,214	$ 5,080,580